Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform - Derivative notional contract amount (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 52,342,870	£ 47,412,915
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,000
IBOR Reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	5,052,568	5,432,774
IBOR Reform | OTC | Interest rate derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,594,268	2,283,077
IBOR Reform | OTC | Foreign exchange derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	84	461,680
IBOR Reform | OTC | Equity and stock index derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	1,261	9,949
IBOR Reform | Cleared by central counterparty | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,119,420	2,211,729
IBOR Reform | Exchange traded derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 337,535	£ 466,339